CURRENT FINANCIAL ASSETS AND OTHER FINANCIAL LIABILITIES - Analysis of Foreign Currency Derivatives (Details) - Currency risk - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	€ 965,680	€ 463,624
Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(4,554)
Derivative financial assets		10,242
U.S. Dollar
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	487,336	114,317
U.S. Dollar | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1,324)
Derivative financial assets		2,637
Pound Sterling
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	138,609	110,032
Pound Sterling | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	613	510
Japanese Yen
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	113,596	81,890
Japanese Yen | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(2,901)
Derivative financial assets		4,402
Swiss Franc
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	64,229	43,552
Swiss Franc | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(1,182)
Derivative financial assets		1,999
Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	45,434	18,095
Chinese Yuan | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(82)	(97)
Other
Disclosure of detailed information about financial instruments [line items]
Derivative notional amount	116,476	95,738
Other | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	€ 322	€ 791